Restructuring, Impairment and Transaction-Related Charges (Restructuring Activities) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 plant	Sep. 30, 2013	Sep. 30, 2014 plant	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 2.4	$ 4.9	$ 21.1	$ 12.6	$ 15.7	$ 27.2	$ 29.5
Integration costs	4.1	6.2	8.7	21.3	25.2	44.6	45.7
Other restructuring charges	4.1	7.6	8.2	27.0	28.6	19.4	22.1
Impairment charges	3.1	8.8	6.2	18.5	21.8	23.0	13.8
Impairment of Real Estate	0.7	2.4	1.2	7.5	10.1	13.1	3.6
Impairment of Long-Lived Assets to be Disposed of	2.4	6.4	5.0	11.0	11.7	9.9	10.2
Transaction costs	0.4	0.3	1.7	3.5	4.0	4.1	2.9
Restructuring reserves					15.1	33.3
Restructuring Reserve, Noncurrent	6.6		6.6		8.5	0
Disposal group, including discontinued operation, facilities closed	23		23
Full-Time Equivalent [Member]
Restructuring Cost and Reserve [Line Items]
Facilities sold					21
Number of positions eliminated	8,200		8,200		6,800
Recovery of Uncollectible Receivables [Member]
Restructuring Cost and Reserve [Line Items]
Integration costs							(15.6)
Other restructuring charges					(2.1)
Facilities Idled [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges	2.7	2.2	5.2	12.1	14.4	19.3	15.1
Equipment and Infrastructure Removal Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges					6.2	7.3	7.7
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges	0.3	4.5	1.5	9.2	10.1	8.0	6.3
Defined Benefit Plan, Curtailments (Gain) Loss [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges						(12.8)	(7.0)
Proceeds from Collection of Notes Receivable [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges						(2.4)
Equipment and Infrastructure Removeal Charges [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges	1.1	0.9	1.5	5.7
Accrued Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves	16.4		16.4		15.1
Accounts Payable [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves	1.5		1.5		1.4
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	7.8		7.8		11.5
Other Noncurrent Liabilities, Restructuring Reserves [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	6.6		6.6		8.5
Other Noncurrent Liabilities, MEPP's withdrawal liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	1.2		1.2		3.0
Stock Option Plan, 409A [Member] | Stock Option Termination [Member]
Restructuring Cost and Reserve [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost							$ 6.4